Derivatives and Other Financial Instruments - Schedule of Reconciliation of Activity for Derivative Contracts (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, Assets, Purchases, sales, issuances, and settlements						$ 0	$ 0
Decrease in unrealized gain		$ 4	$ (17)	$ (5)	$ (19)	$ (26)	$ (13)	$ 36
Energy Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease in unrealized gain	$ 84
Energy Contracts [Member] | Other Expenses (Income), Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decreased derivative asset	$ 84